Impairment of property, plant and equipment, goodwill, and other intangible assets - Commodity Price Assumptions (Details)	12 Months Ended
	Dec. 31, 2023 $ / bbl $ / MMBTU	Dec. 31, 2022 $ / MMBTU $ / bbl
Brent crude oil ($/b)
Explanation Of Inputs Assumptions And Estimation Techniques Used To Apply Impairment Requirements Explanatory [Line Items]
2024 | $ / bbl	70	80
2025 | $ / bbl	70	70
2026 | $ / bbl	70	70
2027 | $ / bbl	74	71
Henry Hub natural gas ($/MMBtu)
Explanation Of Inputs Assumptions And Estimation Techniques Used To Apply Impairment Requirements Explanatory [Line Items]
2024 | $ / MMBTU	4.00	4.00
2025 | $ / MMBTU	4	3.50
2026 | $ / MMBTU	4	3.50
2027 | $ / MMBTU	4	3.98